Document and Entity Information	Nov. 30, 2018
Prospectus:
Document Type	497
Document Period End Date	Nov. 30, 2018
Registrant Name	BAIRD FUNDS INC
Central Index Key	0001282693
Amendment Flag	false
Document Creation Date	Nov. 30, 2018
Document Effective Date	Nov. 30, 2018
Prospectus Date	May 01, 2018
Baird MidCap Fund | Institutional
Prospectus:
Trading Symbol	BMDIX
Baird MidCap Fund | Investor
Prospectus:
Trading Symbol	BMDSX
Baird Small/Mid Cap Value Fund | Investor Class
Prospectus:
Trading Symbol	BMVSX
Baird Small/Mid Cap Value Fund | Institutional Class
Prospectus:
Trading Symbol	BMVIX
Baird SmallCap Value Fund | Investor Class
Prospectus:
Trading Symbol	BSVSX
Baird SmallCap Value Fund | Institutional Class
Prospectus:
Trading Symbol	BSVIX
Chautauqua International Growth Fund | Investor Class
Prospectus:
Trading Symbol	CCWSX
Chautauqua International Growth Fund | Institutional Class
Prospectus:
Trading Symbol	CCWIX
Chautauqua Global Growth Fund | Investor Class
Prospectus:
Trading Symbol	CCGSX
Chautauqua Global Growth Fund | Institutional Class
Prospectus:
Trading Symbol	CCGIX